Consolidated Balance Sheets (Parenthetical) - € / shares	Dec. 31, 2019	Dec. 31, 2018
Statement Of Financial Position [Abstract]
Preferred stock, shares authorized	540,000,000	540,000,000
Preferred stock, shares issued	0	0
Common stock, nominal value	€ 1.04
Common stock, shares authorized	1,200,000,000
Common stock, shares issued	911,186,920	911,156,920
Common stock, shares outstanding	891,434,489	898,305,080